INCOME TAXES (Details Narrative)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Hong kong profits tax rate	8.25%	8.25%	8.25%	16.50%
Assessable profits	$ (714,680)		$ (93,197)	$ 174,268
Net operating loss carryforward	$ 1,152,110
HONG KONG | Tax Year 2019 [Member]
Operating Loss Carryforwards [Line Items]
Hong kong profits tax rate	8.25%	8.25%
Assessable profits	$ 256,082	$ 2,000,000
HONG KONG | Tax Year 2019 [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Hong kong profits tax rate	16.50%	16.50%
Assessable profits	$ 256,082	$ 2,000,000